Leases - Summary of Consolidated Statement Of Earnings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Leases [Abstract]
Fixed operating lease expense	$ 12,053	$ 12,155	$ 12,495
Variable operating lease expense	5,007	3,482	927
Total lease expense	$ 17,060	$ 15,637	$ 13,422